Consolidated statements of financial position - CAD ($)	Nov. 30, 2024	Aug. 31, 2024
Current
Cash	$ 963,580	$ 63,126
Trade and other receivables [note 3]	138,439	138,656
Income tax receivable		6,454
Inventories [note 4]	6,309,002	6,209,287
Prepaid expenses [note 4]	3,027,278	2,156,844
Share subscription receivable [note 14]	99,859	39,200
Advances to related parties [note 14]	17,408
Total current assets	10,555,566	8,613,567
Right-of-use assets [note 5]	250,457	260,807
Property and equipment [note 6]	1,523,589	1,578,422
Intangibles [note 7]	832,392	868,543
Deferred income taxes	88,960	92,973
Other financial assets	6,157	5,929
Total assets	13,257,121	11,420,241
Current
Trade and other payables [notes 9 & 14]	2,059,875	4,497,508
Provision on onerous contracts	91,667	91,667
Income tax payable	11,822
Contract liabilities [note 10]	896,751	827,642
Advances from related parties [note 14]		84,616
Current portion of lease liabilities [note 11]	131,434	122,077
Current portion of long-term debt [note 12]	106,355	101,397
Current portion of derivative liabilities [notes 2 and 13]	366,586	1,964,774
Total current liabilities	3,664,490	7,689,681
Lease liabilities [note 11]	119,622	137,715
Long-term debt [note 12]	337,804	357,243
Derivative liabilities [notes 2 and 13]	3,695	215,615
Total liabilities	4,125,611	8,400,254
Shareholders' equity
Capital stock [note 15]	62,997,017	55,421,479
Contributed surplus [note 16]	12,219,139	12,080,817
Accumulated other comprehensive income	1,119,230	1,127,048
Deficit	(67,203,876)	(65,609,357)
Total shareholders' equity	9,131,510	3,019,987
Total shareholders' equity and liabilities	$ 13,257,121	$ 11,420,241